SCHEDULE OF OTHER CURRENT RECEIVABLES (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Feb. 28, 2026	Dec. 31, 2024
European Horizon2020 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant receivable	$ 141		$ 125
European Horizon2020 [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant receivable		$ 57
Israel Innovation Authority Smart Money Program [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Award received	2		$ 27
Payments received	$ 35